SEGMENT REPORTING	12 Months Ended
Dec. 31, 2021
SEGMENT REPORTING
Note 12 - Segment Reporting

NOTE 12 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company's internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company's business segments.

The Company's chief operating decision maker (“CODM”) has been identified as the CEO who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the group. Based on management's assessment, the Company considers its most significant segments for 2021 and 2020 are those in which it is providing Broadband Internet through TPT SpeedConnect and Media Production services through Blue Collar Medical Testing services through TPT MedTech and QuikLABs.

The following table presents summary information by segment for the twelve months ended December 31, 2021 and 2020, respectively:

2021
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLABS	Corporate and other	Total
Revenue	$7,579,002	1,545,721	504,595	400,261	$10,029,579
Cost of revenue	$(5,676,202)	(1,005,431)	(792,061)	(328,481)	$(7,802,175)
Net income (loss)	$(1,446,635)	491,513	(1,318,921)	(1,821,464)	$(4,095,507)
Total assets	$6,568,405	1,380,636	198,037	2,530,347	$10,677,425
Depreciation and amortization	$(621,774)	(111,336)	(40,170)	(637,023)	$(1,410,303)
Impairment/gain on debt extinguishment	$391,567	747,137	-	6,338,293	$7,476,997
Derivative gain (expense)	$-	-	-	(3,536,901)	$(3,536,901)
Interest expense	$(1,058,986)	(38,798)	-	(1,539,348)	$(2,637,132)

2020
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLABS	Corporate and other	Total
Revenue	$9,958,770	1,051,120	30,484	53,796	$11,094,170
Cost of revenue	$(6,367,474)	(437,936)	(68,884)	(319,199)	$(7,193,493)
Net income (loss)	$983,673	(166,110)	(747,485)	(8,189,346)	$(8,119,268)
Total assets	$7,010,444	370,554	11,850	5,443,840	$12,836,688
Depreciation and amortization	$(531,254)	(111,336)	(3,583)	(1,139,470)	$(1,785,643)
Impairment/gain on debt extinguishment	$-	(853,366)	-	(1,849,630)	$(2,702,996)
Derivative gain (expense)	$-	-	-	1,140,323	$1,140,323
Interest expense	$(242,693)	(36,507)	(800)	(1,251,733)	$(1,531,733)